SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	12 Months Ended
Jan. 03, 2021
Cash flow statement [Abstract]
Disclosure of detailed information about adjustments to reconcile profit (loss) explanatory	Adjustments to reconcile net earnings to cash flows from operating activities:

	2020	2019

Depreciation and amortization (note 20)	$147,190	$156,794
Non cash restructuring charges related to property, plant and equipment, right-of-use assets, and computer software (note 17)	23,933	13,061
Impairment of goodwill and intangible assets (note 10)	93,989	—
Loss on disposal of property, plant and equipment and software	25,909	1,399
Share-based compensation	2,090	16,272
Deferred income taxes (note 18)	(7,724)	(23,623)
Unrealized net (gain) loss on foreign exchange and financial derivatives	8,439	(330)
Timing differences between settlement of financial derivatives and transfer of deferred gains and losses in accumulated OCI to inventory and net earnings	(1,708)	907
Other non-current assets	1,530	5,971
Other non-current liabilities	4,154	5,097
	$297,802	$175,548

Disclosure of detailed information about variations in non-cash transactions explanatory	Variations in non-cash transactions:

	2020	2019

Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$(13,751)	$16,144
Proceeds on disposal of property, plant and equipment included in other current assets	(375)	(9)
Additions to right-of-use assets included in lease obligations	16,189	7,753
Impact of initial adoption of new accounting standards (note 2(c))	—	(2,176)
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	336	954
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	7,552	10,789